Quarterly Report
December 31, 2019
MFS®  Research Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace – 4.1%
Honeywell International, Inc.	449,569	$79,573,713
Huntington Ingalls Industries, Inc.	123,773	31,052,170
L3Harris Technologies, Inc.	187,969	37,193,426
Northrop Grumman Corp.	112,703	38,766,451
United Technologies Corp.	458,388	68,648,187
		$255,233,947
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	183,536	$34,825,956
Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	825,477	$83,629,075
Automotive – 0.4%
IAA, Inc. (a)	539,826	$25,404,212
Brokerage & Asset Managers – 2.6%
Blackstone Group, Inc.	625,571	$34,994,442
Charles Schwab Corp.	1,799,591	85,588,548
CME Group, Inc.	196,171	39,375,443
		$159,958,433
Business Services – 5.5%
Accenture PLC, “A”	281,294	$59,232,077
Cognizant Technology Solutions Corp., “A”	200,832	12,455,601
Fidelity National Information Services, Inc.	582,507	81,020,899
Fiserv, Inc. (a)	783,701	90,619,347
Global Payments, Inc.	361,863	66,061,709
Verisk Analytics, Inc., “A”	218,563	32,640,198
		$342,029,831
Cable TV – 2.3%
Charter Communications, Inc., “A” (a)	101,438	$49,205,545
Comcast Corp., “A”	2,091,310	94,046,211
		$143,251,756
Chemicals – 0.5%
FMC Corp.	342,357	$34,174,076
Computer Software – 9.0%
Adobe Systems, Inc. (a)	303,386	$100,059,736
Cadence Design Systems, Inc. (a)	554,402	38,453,323
Microsoft Corp.	2,063,707	325,446,594
Salesforce.com, Inc. (a)	634,005	103,114,573
		$567,074,226
Computer Software - Systems – 2.8%
Apple, Inc.	338,411	$99,374,390
Constellation Software, Inc.	38,582	37,471,083
Square, Inc., “A” (a)	286,266	17,908,801
Zebra Technologies Corp., “A” (a)	87,577	22,370,669
		$177,124,943

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.5%
Masco Corp.	1,068,132	$51,259,655
Sherwin-Williams Co.	72,825	42,496,300
Toll Brothers, Inc.	764,320	30,198,283
Vulcan Materials Co.	227,812	32,802,650
		$156,756,888
Consumer Products – 1.6%
Colgate-Palmolive Co.	595,438	$40,989,952
Energizer Holdings, Inc.	298,260	14,978,617
Kimberly-Clark Corp.	319,112	43,893,856
		$99,862,425
Consumer Services – 0.7%
Booking Holdings, Inc. (a)	22,089	$45,364,842
Electrical Equipment – 1.3%
HD Supply Holdings, Inc. (a)	630,066	$25,341,255
Sensata Technologies Holding PLC (a)	573,139	30,874,998
TE Connectivity Ltd.	294,653	28,239,543
		$84,455,796
Electronics – 2.0%
Analog Devices, Inc.	519,125	$61,692,815
NXP Semiconductors N.V.	485,859	61,830,416
		$123,523,231
Energy - Independent – 2.2%
ConocoPhillips	735,074	$47,801,862
Diamondback Energy, Inc.	238,830	22,177,754
Pioneer Natural Resources Co.	226,979	34,357,811
Valero Energy Corp.	353,486	33,103,964
		$137,441,391
Energy - Integrated – 1.2%
BP PLC, ADR	1,946,704	$73,468,609
Food & Beverages – 2.6%
J.M. Smucker Co.	185,309	$19,296,226
Mondelez International, Inc.	1,106,752	60,959,900
PepsiCo, Inc.	603,083	82,423,354
		$162,679,480
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	304,334	$46,085,298
Wyndham Hotels & Resorts, Inc.	308,694	19,389,070
		$65,474,368
General Merchandise – 1.6%
Dollar General Corp.	374,850	$58,469,103
Dollar Tree, Inc. (a)	446,402	41,984,108
		$100,453,211
Health Maintenance Organizations – 1.8%
Cigna Corp.	307,599	$62,900,920
Humana, Inc.	132,577	48,592,122
		$111,493,042

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.6%
Aon PLC	455,802	$94,938,999
Chubb Ltd.	436,252	67,906,986
		$162,845,985
Internet – 6.1%
Alphabet, Inc., “A” (a)(s)	171,547	$229,768,336
Facebook, Inc., “A” (a)(s)	741,851	152,264,918
		$382,033,254
Leisure & Toys – 1.0%
Electronic Arts, Inc. (a)	599,385	$64,439,881
Machinery & Tools – 1.2%
Flowserve Corp.	474,445	$23,613,128
Roper Technologies, Inc.	146,959	52,057,286
		$75,670,414
Major Banks – 2.8%
Goldman Sachs Group, Inc.	400,157	$92,008,099
PNC Financial Services Group, Inc.	258,024	41,188,371
State Street Corp.	527,585	41,731,974
		$174,928,444
Medical & Health Technology & Services – 1.3%
ICON PLC (a)	314,222	$54,118,455
McKesson Corp.	207,737	28,734,182
		$82,852,637
Medical Equipment – 7.2%
Becton, Dickinson and Co.	276,342	$75,156,734
Boston Scientific Corp. (a)	1,218,450	55,098,309
Danaher Corp.	428,759	65,805,931
Masimo Corp. (a)	202,244	31,966,686
Medtronic PLC	803,240	91,127,578
PerkinElmer, Inc.	658,567	63,946,856
STERIS PLC	208,052	31,711,286
West Pharmaceutical Services, Inc.	244,093	36,694,501
		$451,507,881
Natural Gas - Distribution – 0.5%
Sempra Energy	197,996	$29,992,434
Natural Gas - Pipeline – 0.6%
Enterprise Products Partners LP	1,293,394	$36,421,975
Oil Services – 0.1%
Core Laboratories N.V.	216,411	$8,152,202
Other Banks & Diversified Financials – 6.9%
Citigroup, Inc. (s)	1,427,718	$114,060,391
Mastercard, Inc., “A”	567,740	169,521,486
Truist Financial Corp.	1,471,674	82,884,680
U.S. Bancorp	1,168,031	69,252,558
		$435,719,115

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 4.4%
Elanco Animal Health, Inc. (a)	1,013,128	$29,836,619
Eli Lilly & Co.	415,248	54,576,045
Johnson & Johnson	795,305	116,011,140
Zoetis, Inc.	553,168	73,211,785
		$273,635,589
Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	196,502	$50,098,185
Kansas City Southern Co.	283,870	43,477,529
		$93,575,714
Real Estate – 1.5%
Public Storage, Inc., REIT	287,172	$61,156,149
STORE Capital Corp., REIT	902,169	33,596,774
		$94,752,923
Restaurants – 1.6%
Chipotle Mexican Grill, Inc., “A” (a)	27,320	$22,869,845
Starbucks Corp.	889,108	78,170,376
		$101,040,221
Specialty Chemicals – 0.7%
DuPont de Nemours, Inc.	692,839	$44,480,264
Specialty Stores – 6.6%
Amazon.com, Inc. (a)	122,221	$225,844,853
Burlington Stores, Inc. (a)	173,146	39,482,482
Chewy, Inc., “A” (a)	390,764	11,332,156
Ross Stores, Inc.	506,390	58,953,924
Target Corp.	595,696	76,374,184
		$411,987,599
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT	379,728	$87,269,089
Telephone Services – 0.6%
Verizon Communications, Inc.	617,165	$37,893,931
Tobacco – 0.8%
Philip Morris International, Inc.	614,276	$52,268,745
Utilities - Electric Power – 2.9%
American Electric Power Co., Inc.	373,785	$35,326,420
CMS Energy Corp.	472,168	29,671,037
Duke Energy Corp.	411,737	37,554,532
FirstEnergy Corp.	848,606	41,242,252
NextEra Energy, Inc.	168,715	40,856,024
		$184,650,265
Total Common Stocks		$6,269,798,300
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 1.7% (v)	22,316,295	$22,316,295
Securities Sold Short – (0.4)%
Medical & Health Technology & Services – (0.1)%
Healthcare Services Group, Inc.	(403,047)	$(9,802,103)

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – continued
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(116,649)	$(16,581,655)
Total Securities Sold Short		$(26,383,758)

Other Assets, Less Liabilities – 0.1%		7,432,319
Net Assets – 100.0%		$6,273,163,156
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,316,295 and $6,269,798,300, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2019, the fund had liquid securities with an aggregate value of $61,288,889 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,269,798,300	$—	$—	$6,269,798,300
Mutual Funds	22,316,295	—	—	22,316,295
Total	$6,292,114,595	$—	$—	$6,292,114,595
Securities Sold Short	$(26,383,758)	$—	$—	$(26,383,758)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$89,761,455	$109,646,741	$177,090,671	$(875)	$(355)	$22,316,295
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$182,340	$—